SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location
	Year ended December 31,
	2020	2021	2022

United States	$246,811	$253,811	$312,816
Israel	7,312	7,416	6,302
United Kingdom	33,101	35,530	41,297
Europe, the Middle East and Africa *)	101,453	120,382	130,745
Other	75,754	85,778	100,550

	$464,431	$502,917	$591,710

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2021	2022

United States	$6,813	$5,353
Israel	24,391	41,948
United Kingdom	1,294	4,858
Europe, the Middle East and Africa *)	474	525
Other	1,370	8,647

	$34,342	$61,331

*) Excluding United Kingdom and Israel